Warrants - Schedule of Note Warrants (Details)	Mar. 31, 2026
Time Period From Issue Date to Listing Date [Member]
Schedule of Note Warrants [Line Items]
Warrants measurement input	0.25
Expected Term [Member]
Schedule of Note Warrants [Line Items]
Warrants measurement input	5
Equity Voltality [Member]
Schedule of Note Warrants [Line Items]
Warrants measurement input	0.4453
Risk-Free Rate [Member]
Schedule of Note Warrants [Line Items]
Warrants measurement input	0.0385